UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-02410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Liquid Assets, Inc.

SEMIANNUAL REPORT June 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Liquid Assets, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Liquid Assets, Inc., covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by Patricia A. Larkin., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Liquid Assets, Inc.’ Class 1 shares produced an annualized yield of 0.01%, Class 2 shares yielded 0.01%, and Class Z shares yielded 0.01%. Taking into account the effects of compounding, the fund’s Class 1, Class 2, and Class Z shares provided annualized effective yields of 0.01%, 0.01%, and 0.01%, respectively, for the same period.1

The Federal Reserve Board (the “Fed”) refrained from additional rate hikes over the first half of 2016, and money market yields remained steady at low levels.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic and foreign banks or thrifts or their subsidiaries or agencies or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, municipal securities, commercial paper, and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Uneven U.S. Economic Recovery Continued

The U.S. economic recovery persisted over the first half of 2016 despite global economic challenges. In January, disappointing economic activity in China and plunging commodity prices sparked a flight to traditional safe havens, and global economic headwinds continued to dampen U.S. manufacturing activity. Yet, domestic economic data remained positive, as the unemployment rate dipped to 4.9% and 168,000 jobs were added. Employment data in February proved better than expected when 233,000 jobs were created and the unemployment rate stayed steady. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months.

Economic data generally remained positive in March, when 186,000 jobs were created and the unemployment rate inched higher to 5.0%. Manufacturing activity expanded for the first time in six months due to surging order volumes and rebounding raw materials prices. Still, a revised estimate from the U.S. Department of Commerce showed just a 0.8% annualized GDP growth rate for the first quarter of 2016.

April saw the addition of a relatively mild 144,000 new jobs, and the unemployment rate was unchanged at 5.0%. In contrast, manufacturing and utility output advanced strongly, as did retail sales, housing starts, and median home prices. Personal income climbed by 0.4% for the second consecutive month. Inflation accelerated in April at a 4.8% annualized rate, reflecting a strong rebound in energy prices.

DISCUSSION OF FUND PERFORMANCE (continued)

Economic data remained mixed in May. The U.S. Department of Labor estimated that only 11,000 new jobs were created during the month. The unemployment rate declined to 4.7%, but the reduction was attributed to workers leaving the labor force. Housing starts and sales also moderated. On the other hand, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a more moderate 2.4% annualized rate as the rise in fuel prices abated.

Investors remained cautious in June ahead of a referendum to decide the United Kingdom’s membership in the European Union (EU). Stocks and bonds experienced heightened turmoil when British citizens voted to leave the EU, but financial markets bounced back relatively quickly. Meanwhile, U.S. economic data improved, as an unexpectedly robust 287,000 jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The U.S. Department of Labor also noted that consumer confidence has recovered to pre-recession levels, as evidenced by strong consumer spending. The manufacturing and services sectors continued to expand during the month.

Gradual and Modest Rate Hikes Expected

Expectations of the pace and magnitude of the Fed’s move toward higher short-term interest rates have diminished over the past several months. Indeed, U.S. monetary policymakers refrained from implementing a second rate hike over the first half of 2016. After its meeting in mid-June, the Fed reiterated that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect at least one additional rate hike this year, any increases are likely to be modest.

The fund’s weighted average maturity generally remains consistent with industry averages, and we have maintained our focus on well-established issuers with sound quality and liquidity characteristics.

July 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO’s (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class 1, Class 2, and Class Z shares reflect the absorption of certain fund expenses by The Dreyfus Corporation which may be terminated by Dreyfus at any time without notice. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Class 1	Class 2	Class Z
Expenses paid per $1,000†	$ 2.39	$ 2.54	$ 2.34
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Class 1	Class 2	Class Z
Expenses paid per $1,000†	$ 2.41	$ 2.56	$ 2.36
Ending value (after expenses)	$1,022.48	$1,022.33	$1,022.53

† Expenses are equal to the fund’s annualized expense ratio of .48% for Class 1, .51% for Class 2 and .47% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Negotiable Bank Certificates of Deposit - 16.2%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
1.00%, 7/13/16	35,000,000	[a]	35,000,000
DZ Bank AG (Yankee)
0.64%, 9/6/16	30,000,000		30,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.47%, 7/5/16	30,000,000	[b]	30,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.69%, 9/8/16	35,000,000	[b]	35,000,000
Wells Fargo Bank, NA
1.18%, 5/5/17	15,000,000		15,000,000
Total Negotiable Bank Certificates of Deposit (cost $145,000,000)			145,000,000
Commercial Paper - 39.3%

American Honda Finance
0.52%, 8/3/16	30,000,000		29,985,700
ANZ International Ltd.
0.93%, 7/18/16	30,000,000	[a,b]	30,000,000
BNP Paribas
0.60%, 8/10/16	30,000,000	[b]	29,980,000
Credit Suisse New York
0.62% - 0.71%, 8/2/16 - 9/1/16	40,000,000		39,971,239
HSBC Bank PLC
1.07%, 7/25/16	30,000,000	[a,b]	30,000,000
ING (US) Funding LLC
0.60%, 7/15/16	30,000,000		29,993,000
Mizuho Bank Ltd/NY
0.45%, 7/5/16	21,080,000	[b]	21,078,946
Sumitomo Mitsui Trust Bank
0.64%, 9/1/16	30,000,000	[b]	29,966,933
Toronto-Dominion Holdings USA Inc.
0.54%, 8/30/16	30,000,000	[b]	29,973,000
Total Capital S.A.
0.30%, 7/1/16	42,000,000	[b]	42,000,000
Westpac Securities NZ Ltd.
0.86% - 0.94%, 7/6/16 - 7/20/16	38,000,000	[a,b]	38,000,000
Total Commercial Paper (cost $350,948,818)			350,948,818
Asset-Backed Commercial Paper - 7.1%

Antalis S.A.
0.68%, 8/4/16	28,000,000	[b]	27,982,018

Asset-Backed Commercial Paper - 7.1% (continued)	Principal Amount ($)		Value ($)
Atlantic Asset Securitization LLC
0.86%, 7/21/16	35,000,000	[b]	34,991,639
Total Asset-Backed Commercial Paper (cost $62,973,657)			62,973,657
Time Deposits - 24.4%

Canadian Imperial Bank of Commerce (Grand Cayman)
0.30%, 7/1/16	40,000,000		40,000,000
DZ Bank AG
0.28%, 7/1/16	12,000,000		12,000,000
Lloyds Bank (London)
0.30%, 7/1/16	40,000,000		40,000,000
Natixis New York (Grand Cayman)
0.26%, 7/1/16	42,000,000		42,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.29%, 7/1/16	42,000,000		42,000,000
Svenska Handelsbanken (Grand Cayman)
0.30%, 7/1/16	42,000,000		42,000,000
Total Time Deposits (cost $218,000,000)			218,000,000
U.S. Treasury Bills - 4.5%

0.16%, 7/21/16
(cost $39,996,444)	40,000,000		39,996,444
Repurchase Agreement - 8.3%

ABN AMRO Bank

0.41%-0.42%, dated 6/30/16, due 7/1/16 in the amount of $74,000,852 (fully collateralized by $44,266,375 Agency Mortgage-Backed Securities, (Interest Only), due 6/20/40-4/20/46, value $24,896,394 and $47,797,381 U.S. Treasuries (including strips), 0.25%-3.38%, due 8/31/17-11/15/45, value $50,583,606)

(cost $74,000,000)	74,000,000		74,000,000
Total Investments (cost $890,918,919)	99.8%		890,918,919
Cash and Receivables (Net)	.2%		1,372,990
Net Assets	100.0%		892,291,909

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to $378,972,536 or 42.47% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banking	71.9
Repurchase Agreement	8.3
Oil and Gas	4.7
U.S. Government	4.5
Asset-Backed/Multi-Seller Programs	3.9
Finance	3.3
Asset-Backed/Financial Services	3.2
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $74,000,000)—Note 1(b)	890,918,919	890,918,919
Cash		1,922,009
Interest receivable		150,072
Prepaid expenses		90,331
		893,081,331
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		451,020
Payable for shares of Common Stock redeemed		144,225
Accrued expenses		194,177
		789,422
Net Assets ($)		892,291,909
Composition of Net Assets ($):
Paid-in capital		892,288,343
Accumulated net realized gain (loss) on investments		3,566
Net Assets ($)		892,291,909

Net Asset Value Per Share	Class 1	Class 2	Class Z
Net Assets ($)	513,556,907	216,162,994	162,572,008
Shares Outstanding	513,388,361	216,712,647	162,562,870
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Interest Income	2,175,415
Expenses:
Management fee—Note 2(a)	2,211,267
Shareholder servicing costs—Note 2(b)	1,330,684
Prospectus and shareholders’ reports	68,744
Professional fees	44,935
Registration fees	42,587
Custodian fees—Note 2(b)	38,215
Directors’ fees and expenses—Note 2(c)	5,516
Miscellaneous	25,942
Total Expenses	3,767,890
Less—reduction in expenses due to undertaking—Note 2(a)	(1,617,589)
Less—reduction in fees due to earnings credits—Note 2(b)	(16,017)
Net Expenses	2,134,284
Investment Income—Net	41,131
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	48,311
Net Increase in Net Assets Resulting from Operations	89,442

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	[a]
Operations ($):
Investment income—net	41,131	22,476
Net realized gain (loss) on investments	48,311	-
Net Increase (Decrease) in Net Assets Resulting from Operations	89,442	22,476
Dividends to Shareholders from ($):
Investment income—net:
Class 1	(24,219)	(3,471)
Class 2	(9,483)	(20,400)
Class Z	(7,429)	(663)
Total Dividends	(41,131)	(24,534)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1	90,142,244	211,642,324
Class 2	139,469,387	487,822,527
Class Z	23,668,320	16,894,050
Net assets received in connection
with reorganization—Note 1	-	184,634,436
Dividends reinvested:
Class 1	23,830	3,401
Class 2	9,327	19,996
Class Z	7,334	647
Cost of shares redeemed:
Class 1	(124,028,938)	(259,104,186)
Class 2	(110,377,024)	(493,988,228)
Class Z	(42,686,955)	(19,954,962)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(23,772,475)	127,970,005
Total Increase (Decrease) in Net Assets	(23,724,164)	127,967,947
Net Assets ($):
Beginning of Period	916,016,073	788,048,126
End of Period	892,291,909	916,016,073

[a]Effective September 18, 2015, the fund commenced offering Class Z shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Class 1 Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	-	-	.000[a]
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	-	-	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[d]	.90	.91	.94	.91	.87
Ratio of net expenses to average net assets	.48[d]	.22	.15	.16	.19	.22
Ratio of net investment income to average net assets	.01[d]	.00[c]	.00[c]	-	-	.00[c]
Net Assets, end of period ($ x 1,000)	513,556	547,380	594,393	679,673	748,427	850,461

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Class 2 Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.000[a]	.001	.001
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.00[c]	.01	.05	.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59[d]	.58	.58	.61	.51	.51
Ratio of net expenses to average net assets	.51[d]	.20	.16	.16	.16	.13
Ratio of net investment income to average net assets	.01[d]	.01	.00[c]	.00[c]	.04	.08
Net Assets, end of period ($ x 1,000)	216,163	187,062	193,655	175,203	142,360	3,878,857

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2016	Year Ended
Class Z Shares	(Unaudited)	December 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)
Net asset value, end of period	1.00	1.00
Total Return (%)[c]	.01	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.98	1.03
Ratio of net expenses to average net assets[e]	.47	.32
Ratio of net investment income to average net assets[e]	.01	.00[d]
Net Assets, end of period ($ x 1,000)	162,572	181,574

a From September 18, 2015 (commencement of initial offering) to December 31, 2015.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on September 18, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“Worldwide Dollar”), were transferred to the fund in exchange for Class Z shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Worldwide Dollar received Class Z shares of the fund in an amount equal to the aggregate net asset value of their investment in Worldwide Dollar at the time of the exchange. The net asset value of fund’s shares on the close of business on September 18, 2015, after the reorganization was $1.00 for Class Z shares, and a total of 184,634,436 Class Z shares were issued to shareholders of Worldwide Dollar in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 30 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class 1 (21 billion shares authorized), Class 2 (6.5 billion shares authorized) and Class Z (2.5 billion shares authorized). Each class of shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Class Z shares generally are not available for new accounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	890,918,919
Level 3 - Significant Unobservable Inputs	-
Total	890,918,919

† See Statement of Investments for additional detailed categorizations.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $44,745 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2015. If not applied, the carryover from the fund’s merger with Worldwide Dollar expires in fiscal year 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion. The fee is payable monthly. The effective management fee rate during the period ended June 30, 2016 was .50%. The Agreement provides that if in any full fiscal year the aggregate expenses, excluding taxes, brokerage fees and extraordinary expenses exceed 1% of the value of the fund’s average daily net assets, Dreyfus will reimburse the fund, or bear the excess expense over 1%.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,617,589 during the period ended June 30, 2016.

(b) Under the Shareholder Services Plan, Class 1 and Class Z shares reimburse the Distributor at an amount not to exceed at an annual rate of .25% of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2016, Class 1 and Class Z shares were charged $575,658 and $200,185, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $456,341 for transfer agency services and $27,865 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $12,995.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $38,215 pursuant to the custody agreement. These fees were partially offset by earnings credits of $3,022.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended June 30, 2016, the fund was charged $18,490 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $360,313, Shareholder Services Plan fees $118,966, custodian fees $30,953, Chief Compliance Officer fees $4,812 and transfer agency fees $165,060, which are offset against an expense reimbursement currently in effect in the amount of $229,084.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on April 26, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was within one basis point of the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s performance was above the Performance Group and Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was at the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

For More Information

Dreyfus Liquid Assets, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class 1: DLAXX Class 2: DLBXX Class Z: DLZXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0039SA0616

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 29, 2016

By: /s/ James Windels
James Windels Treasurer
Date:	August 29, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)